UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Corporate Bond Fund
Class A [SIGAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Western Asset Corporate Bond Fund returned 1.98%. The Fund underperformed the Bloomberg U.S. Credit Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to banking and energy.
↑
Bias towards the lower end of the ratings spectrum due to it being a risk-on period; investors willingness to take additional risk driven by positive economic indicators and increase in market confidence.

↑	Issue selection within multiple sectors, including energy, banking, communications, and consumer non-cyclicals.

Top detractors from performance:
↓	Overweight duration positioning as yields rose over the year.
↓	Underweight to real estate investment trusts.
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, currency forwards and credit default swaps to manage duration, currency exposure and credit risk. In aggregate, these derivatives detracted from performance.
Western Asset Corporate Bond Fund	PAGE 1	7234-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	1.98	0.04	2.40
Class A (with sales charge)	-1.84	-0.83	1.95
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Credit Index	2.03	0.23	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$706,233,327
Total Number of Portfolio Holdings*	714
Total Management Fee Paid	$3,756,059
Portfolio Turnover Rate	102%
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7234-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Kurt D. Halvorson, Blanton Y. Keh and Molly Schwartz.
Effective January 3, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Blanton Y. Keh and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7234-ATSR-0225

Western Asset Corporate Bond Fund
Class C [LWBOX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$156	1.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Western Asset Corporate Bond Fund returned 1.21%. The Fund underperformed the Bloomberg U.S. Credit Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to banking and energy.
↑
Bias towards the lower end of the ratings spectrum due to it being a risk-on period; investors willingness to take additional risk driven by positive economic indicators and increase in market confidence.

↑	Issue selection within multiple sectors, including energy, banking, communications, and consumer non-cyclicals.

Top detractors from performance:
↓	Overweight duration positioning as yields rose over the year.
↓	Underweight to real estate investment trusts.
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, currency forwards and credit default swaps to manage duration, currency exposure and credit risk. In aggregate, these derivatives detracted from performance.
Western Asset Corporate Bond Fund	PAGE 1	7058-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	1.21	-0.65	1.70
Class C (with sales charge)	0.24	-0.65	1.70
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Credit Index	2.03	0.23	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$706,233,327
Total Number of Portfolio Holdings*	714
Total Management Fee Paid	$3,756,059
Portfolio Turnover Rate	102%
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7058-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Kurt D. Halvorson, Blanton Y. Keh and Molly Schwartz.
Effective January 3, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Blanton Y. Keh and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7058-ATSR-0225

Western Asset Corporate Bond Fund
Class C1 [SBILX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$141	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C1 shares of Western Asset Corporate Bond Fund returned 1.35%. The Fund underperformed the Bloomberg U.S. Credit Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to banking and energy.
↑
Bias towards the lower end of the ratings spectrum due to it being a risk-on period; investors willingness to take additional risk driven by positive economic indicators and increase in market confidence.

↑	Issue selection within multiple sectors, including energy, banking, communications, and consumer non-cyclicals.

Top detractors from performance:
↓	Overweight duration positioning as yields rose over the year.
↓	Underweight to real estate investment trusts.
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, currency forwards and credit default swaps to manage duration, currency exposure and credit risk. In aggregate, these derivatives detracted from performance.
Western Asset Corporate Bond Fund	PAGE 1	7242-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C1	1.35	-0.48	1.92
Class C1 (with sales charge)	0.38	-0.48	1.92
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Credit Index	2.03	0.23	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$706,233,327
Total Number of Portfolio Holdings*	714
Total Management Fee Paid	$3,756,059
Portfolio Turnover Rate	102%
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7242-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Kurt D. Halvorson, Blanton Y. Keh and Molly Schwartz.
Effective January 3, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Blanton Y. Keh and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7242-ATSR-0225

Western Asset Corporate Bond Fund
Class I [SIGYX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Corporate Bond Fund returned 2.23%. The Fund underperformed the Bloomberg U.S. Credit Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to banking and energy.
↑
Bias towards the lower end of the ratings spectrum due to it being a risk-on period; investors willingness to take additional risk driven by positive economic indicators and increase in market confidence.

↑	Issue selection within multiple sectors, including energy, banking, communications, and consumer non-cyclicals.

Top detractors from performance:
↓	Overweight duration positioning as yields rose over the year.
↓	Underweight to real estate investment trusts.
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, currency forwards and credit default swaps to manage duration, currency exposure and credit risk. In aggregate, these derivatives detracted from performance.
Western Asset Corporate Bond Fund	PAGE 1	7460-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	2.23	0.35	2.72
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Credit Index	2.03	0.23	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$706,233,327
Total Number of Portfolio Holdings*	714
Total Management Fee Paid	$3,756,059
Portfolio Turnover Rate	102%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7460-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Kurt D. Halvorson, Blanton Y. Keh and Molly Schwartz.
Effective January 3, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Blanton Y. Keh and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7460-ATSR-0225

Western Asset Corporate Bond Fund
Class P [LCBPX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$111	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class P shares of Western Asset Corporate Bond Fund returned 1.67%. The Fund underperformed the Bloomberg U.S. Credit Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to banking and energy.
↑
Bias towards the lower end of the ratings spectrum due to it being a risk-on period; investors willingness to take additional risk driven by positive economic indicators and increase in market confidence.

↑	Issue selection within multiple sectors, including energy, banking, communications, and consumer non-cyclicals.

Top detractors from performance:
↓	Overweight duration positioning as yields rose over the year.
↓	Underweight to real estate investment trusts.
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, currency forwards and credit default swaps to manage duration, currency exposure and credit risk. In aggregate, these derivatives detracted from performance.
Western Asset Corporate Bond Fund	PAGE 1	7216-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class P	1.67	-0.19	2.20
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Credit Index	2.03	0.23	2.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$706,233,327
Total Number of Portfolio Holdings*	714
Total Management Fee Paid	$3,756,059
Portfolio Turnover Rate	102%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7216-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Kurt D. Halvorson, Blanton Y. Keh and Molly Schwartz.
Effective January 3, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, Blanton Y. Keh and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7216-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $124,686 in December 31, 2023 and $133,667 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Corporate Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 81.8%
Communication Services — 5.4%
Diversified Telecommunication Services — 2.2%
AT&T Inc., Senior Notes	6.950%	1/15/28	2,790,000	$2,923,943
AT&T Inc., Senior Notes	4.500%	5/15/35	1,050,000	971,802
AT&T Inc., Senior Notes	6.375%	3/1/41	853,000	894,553
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	181,141
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	571,661 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	145,579
AT&T Inc., Senior Notes	3.550%	9/15/55	1,563,000	1,052,260
AT&T Inc., Senior Notes	3.800%	12/1/57	1,290,000	891,122
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	88,182
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	309,130
Frontier California Inc., Senior Notes	6.750%	5/15/27	2,190,000	2,226,671
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	380,000	382,218 (a)
Frontier Communications Holdings LLC, Secured Notes	6.000%	1/15/30	780,000	779,081 (a)
NTT Finance Corp., Senior Notes	5.136%	7/2/31	860,000	862,887 (a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	204,454
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	350,000	310,487
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	548,000	472,150
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	198,434
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	670,000	507,077
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	540,000	373,683
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	253,434
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	357,184
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	221,319
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	420,000	402,310
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	360,000	213,712
Total Diversified Telecommunication Services				15,794,474
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	76,207
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	75,827
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	178,583
Walt Disney Co., Senior Notes	5.400%	10/1/43	310,000	304,834
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	265,000	233,590
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	660,000	530,225
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	100,000	74,354
Total Entertainment				1,473,620
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — 0.2%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	750,000	$730,455
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	440,000	426,479
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	50,000	48,785
Total Interactive Media & Services				1,205,719
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,259,000	1,200,286
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	1,670,000	1,473,282
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	2,870,000	2,937,061
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	569,163
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	170,004
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	156,864
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	640,000	390,702
Comcast Corp., Senior Notes	7.050%	3/15/33	510,000	568,846
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	91,565
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	222,908
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	151,720
Comcast Corp., Senior Notes	2.937%	11/1/56	963,000	561,354
Comcast Corp., Senior Notes	4.950%	10/15/58	650,000	562,652
Fox Corp., Senior Notes	5.476%	1/25/39	710,000	675,493
Historic TW Inc., Senior Notes	8.300%	1/15/36	1,370,000	1,460,960
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	52,867
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,158,000	1,304,656
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	590,972
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	830,000	845,196
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,560,000	$1,532,502
Total Media				15,519,053
Wireless Telecommunication Services — 0.6%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	1,360,000	1,351,892
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	1,090,000	938,024
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	410,000	340,771
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	130,140
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,150,000	820,720
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	810,000	534,731
Total Wireless Telecommunication Services				4,116,278

Total Communication Services				38,109,144
Consumer Discretionary — 9.6%
Automobile Components — 1.0%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	6,000,000	5,975,985 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,120,000	1,078,257 (a)
Total Automobile Components				7,054,242
Automobiles — 3.7%
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	1,220,000	1,195,669 (a)
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	341,398
Ford Motor Co., Senior Notes	3.250%	2/12/32	370,000	307,827
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	331,491
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	290,000	295,255
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,105,246
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	740,000	733,576
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	406,293
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	675,047
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	1,410,000	1,472,310
General Motors Co., Senior Notes	6.125%	10/1/25	356,000	358,866
General Motors Co., Senior Notes	5.600%	10/15/32	778,000	784,980
General Motors Co., Senior Notes	6.600%	4/1/36	560,000	588,337
General Motors Co., Senior Notes	6.750%	4/1/46	620,000	647,943
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	179,730
Hyundai Capital America, Senior Notes	5.400%	1/8/31	1,240,000	1,240,237 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	1,600,000	1,600,720 (a)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	4,820,000	4,807,978 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	489,813 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	370,000	348,060 (a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	7,075,000	6,975,339 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,270,000	$1,262,503 (a)
Total Automobiles				26,148,618
Broadline Retail — 0.6%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	640,000	539,557
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	400,000	391,887 (a)
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	339,628
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,230,000	792,652
Amazon.com Inc., Senior Notes	3.950%	4/13/52	925,000	729,946
Amazon.com Inc., Senior Notes	4.250%	8/22/57	780,000	639,462
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	233,094
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	720,000	624,342
Total Broadline Retail				4,290,568
Diversified Consumer Services — 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	376,096
Hotels, Restaurants & Leisure — 3.5%
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	980,000	1,025,541
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	870,000	867,607 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	630,000	628,683 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,230,000	4,186,619
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	623,293
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	50,698
McDonald’s Corp., Senior Notes	4.450%	3/1/47	530,000	445,346
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,200,000	1,193,521 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	770,000	706,404 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	830,000	834,218 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	220,000	219,944 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	350,000	347,632 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	750,000	759,563 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	410,000	409,322 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	5,573,000	5,553,434
Sands China Ltd., Senior Notes	3.800%	1/8/26	1,411,000	1,384,722
Sands China Ltd., Senior Notes	3.800%	1/8/26	150,000	147,206 (b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,640,000	2,612,216
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	812,315 (b)
Sands China Ltd., Senior Notes	4.375%	6/18/30	1,580,000	1,475,238
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	390,040 (a)
Total Hotels, Restaurants & Leisure				24,673,562
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Household Durables — 0.0%††
TopBuild Corp., Senior Notes	3.625%	3/15/29	390,000	$357,592 (a)
Specialty Retail — 0.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	720,000	733,509 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,610,000	2,351,864 (a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	660,000	603,748 (a)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	620,000	425,754
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,673
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	810,000	504,043
Total Specialty Retail				4,623,591

Total Consumer Discretionary				67,524,269
Consumer Staples — 2.4%
Beverages — 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	190,000	187,880
Coca-Cola Co., Senior Notes	5.200%	1/14/55	510,000	484,749
Total Beverages				672,629
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	2,180,000	2,172,805 (a)
Albertsons Cos. Inc/Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	800,000	728,884 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	1,260,000	1,188,136
Total Consumer Staples Distribution & Retail				4,089,825
Food Products — 0.4%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	1,160,000	1,130,223 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	730,000	770,098
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	880,000	828,908
Total Food Products				2,729,229
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/53	310,000	287,620
Kenvue Inc., Senior Notes	5.200%	3/22/63	200,000	184,991
Total Personal Care Products				472,611
Tobacco — 1.2%
Altria Group Inc., Senior Notes	4.800%	2/14/29	317,000	313,469
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,370,000	1,127,976
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,920,000	1,387,439
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	47,969
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	$145,128
Altria Group Inc., Senior Notes	5.950%	2/14/49	440,000	431,127
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,270,000	1,167,189
BAT Capital Corp., Senior Notes	6.000%	2/20/34	700,000	719,516
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	90,000	92,698
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	810,000	810,407
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	474,656
Philip Morris International Inc., Senior Notes	4.900%	11/1/34	820,000	788,394
Reynolds American Inc., Senior Notes	8.125%	5/1/40	610,000	708,041
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	572,111
Total Tobacco				8,786,120

Total Consumer Staples				16,750,414
Energy — 13.9%
Oil, Gas & Consumable Fuels — 13.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	1,480,000	1,491,800 (a)
Antero Resources Corp., Senior Notes	5.375%	3/1/30	1,770,000	1,711,494 (a)
Apache Corp., Senior Notes	7.950%	4/15/26	555,000	571,584
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,824,000	1,831,942 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	740,000	760,945 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.674%)	6.125%	3/18/35	750,000	738,797 (c)(d)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	570,000	494,759
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,598,000	1,598,734 (a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,292,812
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	355,000	363,615 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,300,000	1,334,308 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	730,000	720,680
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	380,092 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	510,000	496,122
Continental Resources Inc., Senior Notes	2.875%	4/1/32	740,000	608,657 (a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	750,000	646,197
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	640,000	661,151 (a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	72,096
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	$585,883
Devon Energy Corp., Senior Notes	5.200%	9/15/34	300,000	285,011
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,670,000	1,545,238
Devon Energy Corp., Senior Notes	5.750%	9/15/54	250,000	227,007
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,476,305
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	910,000	706,174
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,130,000	937,991
Ecopetrol SA, Senior Notes	8.375%	1/19/36	870,000	839,744
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	344,158
Ecopetrol SA, Senior Notes	5.875%	11/2/51	900,000	605,050
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	655,000	686,089
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	685,000	686,995 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	3,090,000	3,071,894 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	760,000	764,637 (c)(d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	3,650,000	3,704,553 (a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	140,000	140,603
Energy Transfer LP, Senior Notes	8.250%	11/15/29	1,031,000	1,159,509
Energy Transfer LP, Senior Notes	6.400%	12/1/30	90,000	95,158
Energy Transfer LP, Senior Notes	7.375%	2/1/31	707,000	740,046 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	517,678
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	118,086
Energy Transfer LP, Senior Notes	6.125%	12/15/45	230,000	227,336
Energy Transfer LP, Senior Notes	5.950%	5/15/54	1,420,000	1,373,669
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	50,000	55,063
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	1,280,000	1,239,321
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	270,074
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	940,000	756,140
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	720,000	473,807
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	720,000	518,227
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.733%	8/16/77	2,020,000	2,011,271 (d)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,420,000	2,317,353 (d)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,440,000	$1,469,457 (a)
EQT Corp., Senior Notes	3.625%	5/15/31	662,000	590,369 (a)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	1,060,000	1,072,456 (a)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	410,000	402,665
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	3,760,000	3,083,055 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	1,140,000	1,126,637 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	11/1/28	2,280,000	2,210,003 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	780,000	647,493 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	434,411
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	20,000	19,502
MPLX LP, Senior Notes	4.500%	4/15/38	1,280,000	1,116,585
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.309%	9/30/29	645,946	636,257 (a)(d)(e)(f)
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,030,000	2,061,805
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	530,000	519,010
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	575,806
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,190,000	1,317,920
Occidental Petroleum Corp., Senior Notes	5.550%	10/1/34	710,000	691,064
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	985,477
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	129,443
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	320,000	237,607
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	68,887
ONEOK Inc., Senior Notes	6.625%	9/1/53	1,050,000	1,104,995
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	940,000	908,863 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	1,545,000	1,536,899 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	710,000	701,416 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,270,000	1,193,635
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	790,000	598,376
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	220,000	141,199 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	3,030,000	3,022,820
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.895%	1/31/25	2,952,000	2,944,862 (c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	158,460
Puma International Financing SA, Senior Notes	7.750%	4/25/29	890,000	905,108 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,630,000	1,626,725
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	8.250%	1/15/29	660,000	$680,018
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	1,370,000	1,165,321 (a)
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	270,000	225,891
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	370,000	249,479
Targa Resources Corp., Senior Notes	4.200%	2/1/33	2,090,000	1,899,051
Targa Resources Corp., Senior Notes	6.500%	3/30/34	1,960,000	2,071,988
Targa Resources Corp., Senior Notes	5.500%	2/15/35	950,000	935,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	720,000	738,341
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	410,000	396,165
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,060,000	965,045
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	2,550,000	2,712,648
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	1,440,000	1,496,371
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	960,000	814,296
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,086,000	1,084,866
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	900,000	844,766
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	70,000	71,392
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,570,000	1,399,456
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	140,000	119,016
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	570,000	498,598
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	440,000	375,035

Total Energy				98,238,191
Financials — 24.0%
Banks — 12.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	830,000	827,675 (a)(c)(d)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Senior Notes	5.621%	12/10/29	1,010,000	1,007,475 (a)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,386,160 (c)(d)
Banco Santander SA, Senior Notes	5.439%	7/15/31	1,600,000	1,597,647
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	1,400,000	$1,410,016 (d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	631,281 (d)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	586,000	489,779 (d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	1,700,000	1,417,921 (d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	987,722 (d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	705,066 (d)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	340,000	236,206 (d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,479,206 (d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	160,144 (d)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	830,000	750,414 (d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	114,723 (d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	75,877 (d)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	310,000	310,480 (d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,330,000	1,899,364 (d)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	3,590,000	3,511,995 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	1,070,000	1,128,599 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	870,000	925,585 (d)
BBVA Bancomer SA, Senior Notes	5.250%	9/10/29	2,830,000	2,780,107 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,420,000	$2,479,956 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,337,259 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	820,000	819,934 (a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	1,660,000	1,699,665 (a)(d)
BPCE SA, Senior Notes (5.936% to 5/30/34 then SOFR + 1.850%)	5.936%	5/30/35	1,480,000	1,467,610 (a)(d)
Citibank NA, Senior Notes	5.570%	4/30/34	1,130,000	1,143,729
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	2,920,000	2,923,113 (d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	502,753
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	1,230,000	1,025,939 (d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	360,000	304,851 (d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	1,520,000	1,365,231 (d)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	64,150
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	2,020,000	2,043,325 (d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	6,330,000	6,464,987 (a)(c)(d)
Credit Agricole SA, Senior Notes	5.365%	3/11/34	420,000	420,119 (a)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	600,000	567,689 (a)(d)
DNB Bank ASA, Senior Notes (4.853% to 11/5/29 then SOFR + 1.050%)	4.853%	11/5/30	2,470,000	2,442,882 (a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.950% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.191%)	6.950%	3/11/34	620,000	622,535 (c)(d)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	477,046 (d)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	$253,181 (d)
HSBC Holdings PLC, Senior Notes (2.999% to 3/10/25 then SOFR + 1.430%)	2.999%	3/10/26	970,000	966,260 (d)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	2,580,000	2,579,855 (d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	340,000	359,388 (d)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	180,000	201,522
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	3,210,000	3,475,040 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	860,000	962,950 (a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	1,250,000	1,036,576 (d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	2,240,000	1,890,055 (d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	720,000	555,244 (d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	313,083 (d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	596,706 (d)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	1,390,000	1,333,773 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	2,430,000	2,405,287 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	1,870,000	1,826,565 (d)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	1,860,000	1,903,418 (d)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	655,561 (d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	581,671 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	451,575 (c)(d)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	1,140,000	1,092,022 (a)(c)(d)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	2,600,000	$2,531,370 (d)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	320,000	316,127
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	1,030,000	1,038,169 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,570,000	1,640,368 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	1,890,000	1,579,573 (d)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	4,100,000	3,990,968 (d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,141,000	1,128,798 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,380,000	1,378,697 (d)
Total Banks				89,050,017
Capital Markets — 6.0%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	960,000	958,743
Ares Management Corp., Senior Notes	5.600%	10/11/54	70,000	66,648
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	3,669,000	3,658,634 (c)(d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	3,220,000	3,372,209 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	2,910,000	2,475,658
Credit Suisse AG AT1 Claim	—	—	22,790,000	0 *(e)(f)(g)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	860,000	856,790 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	6/25/34	400,000	397,083 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.125% to 11/10/34 then 10 year Treasury Constant Maturity Rate + 2.400%)	6.125%	11/10/34	510,000	504,703 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	620,000	655,451 (c)(d)
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	1,910,000	1,592,495 (d)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	1,790,000	1,526,024 (d)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	5,640,000	$5,400,989 (d)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	2,120,000	2,081,494 (d)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,720,000	1,753,237 (d)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	140,000	114,270 (d)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	221,964 (d)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	1,780,000	1,751,607 (d)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	2,180,000	2,102,777 (d)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	600,000	611,699 (d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	600,000	634,899 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	4,080,000	3,320,085 (d)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	870,000	873,315 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	270,000	270,390 (d)
Nuveen LLC, Senior Notes	5.550%	1/15/30	850,000	867,284 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	980,000	992,281 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,610,000	1,744,550 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	1,130,000	1,297,727 (a)(c)(d)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,810,000	1,575,059 (a)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	816,657 (a)(d)
Total Capital Markets				42,494,722
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000	$247,136
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	1,750,000	1,370,443
Apollo Global Management Inc., Senior Notes	5.800%	5/21/54	770,000	774,078
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	390,000	384,900 (d)
Atlas Warehouse Lending Co. LP, Senior Notes	6.050%	1/15/28	1,130,000	1,132,076 (a)
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	6.290%	12/21/65	6,264,000	5,179,720 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.540%	12/21/65	260,000	218,308 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,470,000	1,511,890 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	810,000	803,035 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	1,030,000	1,042,670
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	860,000	903,600
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	300,000	203,476
PayPal Holdings Inc., Senior Notes	5.500%	6/1/54	690,000	674,691
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	890,000	845,068 (a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,890,394
Total Financial Services				18,181,485
Insurance — 2.8%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	1,950,000	1,875,018 (a)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	1,200,000	1,185,627 (a)(d)
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	412,442 (a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	940,000	733,558 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	217,717 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	860,000	859,099
Aon North America Inc., Senior Notes	5.750%	3/1/54	1,000,000	976,101
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	2,910,000	2,838,618
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	1,260,000	1,263,449
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	880,000	894,256 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Global Atlantic Fin Co., Senior Notes (7.950% to 10/15/29 then 5 year Treasury Constant Maturity Rate + 3.608%)	7.950%	10/15/54	780,000	$817,832 (a)(d)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	3,040,000	2,968,955
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	167,140 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	670,000	544,047 (a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	440,000	420,731 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	980,000	714,604 (a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,390,000	1,174,084 (a)(d)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	291,717 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	660,000	495,396 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	361,779 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	650,000	522,020 (a)
Total Insurance				19,734,190

Total Financials				169,460,414
Health Care — 4.9%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.550%	3/15/35	30,000	28,224
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,420,000	1,214,114
AbbVie Inc., Senior Notes	5.350%	3/15/44	550,000	536,516
AbbVie Inc., Senior Notes	5.400%	3/15/54	1,070,000	1,030,918
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	535,190
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	290,584
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	284,254
Amgen Inc., Senior Notes	5.650%	3/2/53	600,000	578,102
Total Biotechnology				4,497,902
Health Care Equipment & Supplies — 0.5%
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	78,878
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	1,470,000	1,487,337 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.450%	3/13/31	710,000	$710,468 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	690,000	686,899 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	790,000	769,044 (a)
Total Health Care Equipment & Supplies				3,732,626
Health Care Providers & Services — 2.9%
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	330,000	328,941
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	2,540,000	2,486,919
Cencora Inc., Senior Notes	5.125%	2/15/34	290,000	284,783
Centene Corp., Senior Notes	4.625%	12/15/29	270,000	255,567
Centene Corp., Senior Notes	3.375%	2/15/30	220,000	196,087
Cigna Group, Senior Notes	3.200%	3/15/40	600,000	440,825
Cigna Group, Senior Notes	5.600%	2/15/54	330,000	309,332
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	83,751
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	549,304
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	2,110,000	2,083,655
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	457,603
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	970,000	975,680 (d)
CVS Health Corp., Senior Notes	5.700%	6/1/34	310,000	304,847
CVS Health Corp., Senior Notes	4.780%	3/25/38	730,000	631,832
CVS Health Corp., Senior Notes	5.050%	3/25/48	610,000	503,626
CVS Health Corp., Senior Notes	6.050%	6/1/54	560,000	525,704
Elevance Health Inc., Senior Notes	4.100%	5/15/32	610,000	564,288
HCA Inc., Senior Notes	5.500%	6/1/33	230,000	227,640
HCA Inc., Senior Notes	5.600%	4/1/34	60,000	59,135
HCA Inc., Senior Notes	5.125%	6/15/39	300,000	273,667
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	1,760,000	1,722,319 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	610,000	612,550
Humana Inc., Senior Notes	4.950%	10/1/44	610,000	518,915
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	467,214
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	204,139
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	125,289
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	320,000	208,074
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	490,000	464,620
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	260,000	252,561
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	506,478
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	1,390,000	983,518
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	1,000,000	$970,693
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	210,000	210,711
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	860,000	807,256
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	700,000	679,974
Total Health Care Providers & Services				20,277,497
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	380,000	377,538
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	780,000	757,213
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	490,000	450,645
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	560,000	519,148
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	320,000	298,227
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	510,000	479,051
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	930,000	894,439
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,130,000	1,104,091
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	627,000	612,861
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	650,000	701,346
Total Pharmaceuticals				6,194,559

Total Health Care				34,702,584
Industrials — 7.4%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	2.196%	2/4/26	810,000	785,993
Boeing Co., Senior Notes	3.100%	5/1/26	1,050,000	1,024,363
Boeing Co., Senior Notes	3.300%	3/1/35	590,000	464,573
Boeing Co., Senior Notes	3.750%	2/1/50	1,110,000	758,077
General Dynamics Corp., Senior Notes	4.250%	4/1/40	950,000	830,041
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	820,000	804,602
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	800,000	819,668
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	580,000	579,307
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	290,000	231,919
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	360,000	285,691
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	560,000	536,506
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	530,000	500,630
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	187,621
RTX Corp., Senior Notes	6.100%	3/15/34	720,000	758,544
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	$15,731
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	340,415
RTX Corp., Senior Notes	3.125%	7/1/50	390,000	255,556
RTX Corp., Senior Notes	3.030%	3/15/52	990,000	626,692
RTX Corp., Senior Notes	5.375%	2/27/53	740,000	703,321
Total Aerospace & Defense				10,509,250
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	5.900%	3/15/34	291,000	301,469
Commercial Services & Supplies — 0.2%
Waste Management Inc., Senior Notes	4.650%	3/15/30	1,370,000	1,353,883
Construction & Engineering — 0.1%
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	612,059 (a)
Electrical Equipment — 0.5%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	3,860,000	3,896,936
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	510,000	443,484
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	740,000	481,206
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	405,473
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	811,000	818,543 (a)
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,070,000	616,410
Union Pacific Corp., Senior Notes	3.750%	2/5/70	400,000	267,314
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	169,904
Total Ground Transportation				3,202,334
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.250%	3/1/54	710,000	665,624
Machinery — 0.3%
ESAB Corp., Senior Notes	6.250%	4/15/29	590,000	598,077 (a)
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	340,000	348,077
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	1,060,000	1,061,012
Total Machinery				2,007,166
Passenger Airlines — 3.9%
Air Canada Pass-Through Trust	4.125%	5/15/25	394,551	392,702 (a)
Air Canada Pass-Through Trust	4.750%	5/15/25	3,205,468	3,167,243 (a)
Air Canada Pass-Through Trust	10.500%	7/15/26	2,750,000	2,928,750 (a)
Air Canada Pass-Through Trust	3.750%	12/15/27	383,577	368,291 (a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	641,828	637,333 (a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,478,490	1,476,960
American Airlines Group Inc. Pass-Through Trust	4.000%	7/15/25	104,087	102,958
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	140,616	$134,433
American Airlines Group Inc. Pass-Through Trust	3.575%	1/15/28	1,114,845	1,073,461
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	850,000	892,975 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	297,743 (a)
British Airways Pass-Through Trust	3.350%	6/15/29	317,395	299,381 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	640,000	599,350
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,075,000	1,068,596 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	205,000	202,320 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,570,000	1,581,026 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,750,000	3,690,108 (a)
United Airlines Inc. Pass-Through Trust	3.100%	10/7/28	1,438,421	1,311,035
United Airlines Pass-Through Trust	4.875%	1/15/26	648,000	647,222
United Airlines Pass-Through Trust	3.750%	9/3/26	314,440	308,481
United Airlines Pass-Through Trust	5.800%	1/15/36	2,766,769	2,831,504
US Airways Pass-Through Trust	4.625%	6/3/25	1,806,041	1,800,445
US Airways Pass-Through Trust	3.950%	11/15/25	1,750,648	1,733,808
Total Passenger Airlines				27,546,125
Professional Services — 0.2%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,530,000	1,555,362 (a)
Trading Companies & Distributors — 0.1%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	960,000	932,181 (c)(d)

Total Industrials				52,582,389
Information Technology — 2.9%
Electronic Equipment, Instruments & Components — 0.3%
Jabil Inc., Senior Notes	5.450%	2/1/29	640,000	645,470
Vontier Corp., Senior Notes	2.400%	4/1/28	1,470,000	1,327,807
Total Electronic Equipment, Instruments & Components				1,973,277
IT Services — 0.3%
Accenture Capital Inc., Senior Notes	4.050%	10/4/29	120,000	116,500
Accenture Capital Inc., Senior Notes	4.500%	10/4/34	140,000	133,096
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	1,450,000	1,257,761
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	810,000	$643,305
Total IT Services				2,150,662
Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	320,000	305,180
Broadcom Inc., Senior Notes	4.150%	11/15/30	386,000	369,504
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	261,757
Broadcom Inc., Senior Notes	3.187%	11/15/36	1,131,000	911,544 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	630,000	599,604 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	1,890,000	1,908,460 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	2,300,000	2,317,629 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	660,000	421,397
Intel Corp., Senior Notes	4.900%	8/5/52	760,000	600,527
Intel Corp., Senior Notes	3.200%	8/12/61	460,000	249,930
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	191,009
Micron Technology Inc., Senior Notes	2.703%	4/15/32	970,000	813,109
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	58,548
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	218,093
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	750,000	573,964
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	650,000	467,474
Total Semiconductors & Semiconductor Equipment				10,267,729
Software — 0.8%
Cadence Design Systems Inc., Senior Notes	4.700%	9/10/34	670,000	642,679
Oracle Corp., Senior Notes	4.700%	9/27/34	1,200,000	1,137,847
Oracle Corp., Senior Notes	4.000%	7/15/46	2,060,000	1,586,906
Oracle Corp., Senior Notes	6.900%	11/9/52	310,000	347,378
Oracle Corp., Senior Notes	5.550%	2/6/53	1,970,000	1,862,741
Total Software				5,577,551
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	457,000	542,218

Total Information Technology				20,511,437
Materials — 3.2%
Chemicals — 0.7%
OCP SA, Senior Notes	3.750%	6/23/31	690,000	596,116 (a)
OCP SA, Senior Notes	6.750%	5/2/34	1,170,000	1,193,941 (a)
OCP SA, Senior Notes	5.125%	6/23/51	440,000	333,017 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,550,000	1,574,758 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,450,000	961,538 (a)
Total Chemicals				4,659,370
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction Materials — 0.4%
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	2,690,000	$2,597,553 (a)
Containers & Packaging — 0.1%
Smurfit Kappa Treasury ULC, Senior Notes	5.200%	1/15/30	900,000	906,330 (a)
Metals & Mining — 2.0%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	1,400,000	1,373,614 (a)
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	402,673 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	373,881
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	450,000	455,887
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,400,000	1,490,580 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	338,138
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,010,000	999,848
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	364,710
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,520,000	1,084,165 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	2,960,000	2,920,374 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	407,152
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	690,000	683,478
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	690,000	621,582
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	2,740,000	2,694,239
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	185,583
Total Metals & Mining				14,395,904

Total Materials				22,559,157
Real Estate — 0.4%
Health Care REITs — 0.1%
Welltower OP LLC, Senior Notes	3.850%	6/15/32	610,000	558,620
Office REITs — 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,070,000	853,420
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	226,668
Total Office REITs				1,080,088
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	60,000	55,370
Retail REITs — 0.2%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	8,000	6,643
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	104,745 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Retail REITs — continued
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	$981,451 (a)
Total Retail REITs				1,092,839

Total Real Estate				2,786,917
Utilities — 7.7%
Electric Utilities — 7.4%
Alabama Power Co., Senior Notes	5.850%	11/15/33	720,000	747,970
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	920,000	781,438 (a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	310,000	303,428
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,000,000	864,591
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	113,054
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	940,000	779,609 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	650,000	614,228 (a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	330,000	224,021 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	650,000	704,922
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	280,000	293,276
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	152,000	83,865
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,020,000	1,063,277
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	1,280,000	1,334,848
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	900,000	604,826
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	493,224
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	820,000	818,846
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	310,000	307,010
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	938,138 (c)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	3,820,000	3,776,368 (c)(d)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	490,000	498,040 (a)
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	750,000	776,548
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	360,000	307,280
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	$571,800 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	770,000	773,873 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	830,000	808,394 (a)
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	730,000	705,823 (a)
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	189,058
Georgia Power Co., Senior Notes	5.250%	3/15/34	1,900,000	1,886,318
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	550,000	559,198
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	660,000	635,020
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	580,000	566,035 (a)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	2,920,000	2,899,147 (a)
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	780,000	799,175 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	1,710,000	1,588,580 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	910,000	912,323 (a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	940,000	1,039,293
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	330,000	309,243
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	840,000	861,773
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	386,861
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	710,000	692,539 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	630,000	587,910
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	382,309
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	690,000	590,414
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,680,000	1,841,042
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	1,070,000	1,094,745
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	333,996
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	278,257
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	810,000	555,570
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	1,210,000	$1,311,286
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	2,540,000	2,525,213
Pampa Energia SA, Senior Notes	7.950%	9/10/31	490,000	500,363 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	620,000	637,814 (d)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	410,000	399,983
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	66,126
RWE Finance US LLC, Senior Notes	5.875%	4/16/34	280,000	281,015 (a)
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,097,828	1,058,064
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	970,000	831,986
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	38,546
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	650,000	506,513
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	690,000	493,461
Southern California Edison Co., First Mortgage Bonds	5.750%	4/15/54	1,020,000	1,001,551
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	392,000	384,812 (d)
Southern Co., Senior Notes	4.850%	3/15/35	1,180,000	1,126,600
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	870,000	849,027
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	2,110,000	2,089,174 (a)
Total Electric Utilities				52,379,037
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	700,000	685,079 (d)
Calpine Corp., Senior Secured Notes	4.500%	2/15/28	320,000	307,174 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	210,586
Total Independent Power and Renewable Electricity Producers				1,202,839
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	380,000	$379,269
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	525,429
Total Multi-Utilities				904,698

Total Utilities				54,486,574
Total Corporate Bonds & Notes (Cost — $606,638,490)				577,711,490
Sovereign Bonds — 4.9%
Argentina — 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	243,244	198,122
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,844,802	1,228,003
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	4,469,015	2,990,888 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	202,314	135,399 (b)
Total Argentina				4,552,412
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	890,000	852,175 (a)
Benin — 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	870,000	822,254 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	860,000	734,010 (a)
Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	2,010,000	1,879,507
Colombia — 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	420,000	310,537
Israel — 0.9%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	600,000	522,156
Israel Government International Bond, Senior Notes	5.500%	3/12/34	6,030,000	5,913,078
Total Israel				6,435,234
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	1,780,000	$1,740,315 (a)
Jordan — 0.7%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	5,120,000	5,045,530 (a)
Mexico — 0.7%
Mexican Bonos, Senior Notes	8.500%	11/18/38	33,240,000 MXN	1,360,117
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,850,000	2,689,067
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	940,000	658,667
Total Mexico				4,707,851
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,320,000	1,197,426 (a)
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	790,000	554,137
Poland — 0.2%
Bank Gospodarstwa Krajowego, Senior Notes	5.750%	7/9/34	1,580,000	1,572,159 (a)
Supranational — 0.6%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000	599,212 (b)
Africa Finance Corp., Senior Notes	5.550%	10/8/29	2,500,000	2,479,681 (a)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	964,434 (a)
Total Supranational				4,043,327

Total Sovereign Bonds (Cost — $34,920,018)				34,446,874
Asset-Backed Securities — 4.3%
AMMC CLO Ltd., 2020-23A BR2 (3 mo. Term SOFR + 2.050%)	6.697%	4/17/35	1,070,000	1,074,073 (a)(d)
Apidos CLO, 2013-12A BRR (3 mo. Term SOFR + 1.450%)	6.106%	4/15/31	1,470,000	1,472,364 (a)(d)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	6.368%	4/15/29	1,200,000	1,202,654 (a)(d)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	579,542
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	6.379%	4/20/30	1,320,000	1,324,045 (a)(d)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	1,519,038	1,514,506 (a)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	6.114%	11/22/31	1,230,000	1,233,062 (a)(d)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Goldentree Loan Management US CLO Ltd., 2019-5A BRR (3 mo. Term SOFR + 1.500%)	6.117%	10/20/32	1,020,000	$1,022,803 (a)(d)
Goodgreen, 2022-1A A	3.840%	10/15/56	346,287	295,263 (a)
Goodgreen, 2023-1A A	5.900%	1/17/61	731,102	708,727 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	6.317%	1/20/31	1,010,000	1,012,788 (a)(d)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	352,663	359,678 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	591,011	522,446 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	236,266	207,901 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,258,225	1,151,029 (a)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	6.167%	10/20/29	1,610,000	1,614,222 (a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	595,345	565,585 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	166,520	155,162 (a)
Neuberger Berman CLO Ltd., 2018-30A BR (3 mo. Term SOFR + 1.662%)	6.279%	1/20/31	1,530,000	1,533,758 (a)(d)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	6.389%	7/30/31	1,790,000	1,794,407 (a)(d)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	5.448%	1/15/28	1,920,000	1,927,564 (a)(d)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.898%	1/15/28	570,000	571,502 (a)(d)
Regatta Funding Ltd., 2018-4A A2R (3 mo. Term SOFR + 1.550%)	6.176%	10/25/31	600,000	600,850 (a)(d)
Renew, 2023-1A A	5.900%	11/20/58	1,860,995	1,809,297 (a)
Renew, 2024-1A A	6.208%	11/20/59	4,302,288	4,256,041 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	432,592	373,731 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	6.267%	7/20/32	1,280,000	1,285,261 (a)(d)

Total Asset-Backed Securities (Cost — $30,061,913)				30,168,261
Collateralized Mortgage Obligations(h) — 2.7%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	678,304	684,204 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	973,219	983,378 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,378,258 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.969%	10/25/41	1,950,000	$2,015,000 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	6.369%	11/25/41	190,000	191,916 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M1 (30 Day Average SOFR + 0.850%)	5.419%	12/25/41	508,161	507,867 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.069%	10/25/43	1,275,229	1,281,877 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.069%	10/25/43	2,160,000	2,215,322 (a)(d)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	1,190,000	1,226,909 (a)(d)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.730%	3/15/41	1,270,000	1,281,002 (a)(d)
GS Mortgage Securities Corp., 2023-SHIP A	4.322%	9/10/38	660,000	651,693 (a)(d)
GS Mortgage Securities Corp., 2023-SHIP B	4.936%	9/10/38	1,000,000	994,399 (a)(d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	1,040,000	1,116,115 (a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	1,825,128	1,852,476 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	811,524	807,697 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	1,720,821	1,712,690 (a)

Total Collateralized Mortgage Obligations (Cost — $18,614,492)				18,900,803
Senior Loans — 1.5%
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.607%	2/6/31	1,806,350	1,812,555 (d)(i)(j)

Financials — 0.2%
Insurance — 0.2%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.079%	5/6/31	1,259,516	1,265,222 (d)(i)(j)

Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.367%	10/20/27	441,541	450,027 (d)(i)(j)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.3%
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.207%	9/7/27	2,012,879	$2,018,807 (d)(i)(j)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	8.221%	4/20/28	134,624	134,287 (d)(i)(j)

Total Materials				2,153,094
Utilities — 0.7%
Electric Utilities — 0.3%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	6.355%	4/16/31	1,955,225	1,959,878 (d)(i)(j)
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.357%	4/30/31	3,253,650	3,265,510 (d)(i)(j)

Total Utilities				5,225,388
Total Senior Loans (Cost — $10,834,944)				10,906,286
Municipal Bonds — 0.8%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	683,971
Regents of the University of California, CA, Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	995,171
Total California				1,679,142
Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	251,591
New York — 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	724,486
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	470,000	546,891
Texas — 0.3%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	2,076,268	2,081,913

Total Municipal Bonds (Cost — $5,875,155)				5,284,023
Mortgage-Backed Securities — 0.6%
FHLMC — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost — $4,563,194)	5.500%	7/1/53	4,555,143	4,524,268
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.4%
Financials — 0.4%
Banks — 0.1%
KeyCorp, Non Voting Shares (6.200% to 12/15/27 then 5 year Treasury Constant Maturity Rate + 3.132%)	6.200%		21,074	$513,995 (d)
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.975%		15,675	391,091 (d)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		49,247	1,213,446 (d)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		24,654	570,740 (d)
Total Mortgage Real Estate Investment Trusts (REITs)				1,784,186

Total Preferred Stocks (Cost — $2,666,200)				2,689,272
		Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.2%
U.S. Government Obligations — 0.2%
U.S. Treasury Bonds	4.125%	8/15/44	690,000	624,645
U.S. Treasury Bonds	4.625%	11/15/44	430,000	417,033
U.S. Treasury Notes	4.250%	11/15/34	700,000	681,810

Total U.S. Government & Agency Obligations (Cost — $1,733,319)				1,723,488
Total Investments before Short-Term Investments (Cost — $715,907,725)				686,354,765
			Shares
Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,229,676)	4.440%		3,229,676	3,229,676 (k)(l)
Total Investments — 97.6% (Cost — $719,137,401)				689,584,441
Other Assets in Excess of Liabilities — 2.4%				16,648,886
Total Net Assets — 100.0%				$706,233,327

See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated
Companies was $3,229,676 and the cost was $3,229,676 (Note 8).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	1,766	3/25	$188,764,233	$187,734,083	$(1,030,150)
U.S. Treasury Long-Term Bonds	394	3/25	46,031,193	44,854,438	(1,176,755)
U.S. Treasury Ultra Long- Term Bonds	278	3/25	34,453,269	33,055,937	(1,397,332)
					(3,604,237)
Contracts to Sell:
U.S. Treasury 2-Year Notes	61	3/25	12,560,449	12,542,172	18,277
U.S. Treasury 10-Year Notes	67	3/25	7,331,087	7,286,250	44,837
U.S. Treasury Ultra 10-Year Notes	535	3/25	60,286,844	59,552,188	734,656
					797,770
Net unrealized depreciation on open futures contracts					$(2,806,467)
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,411,029	USD	712,341	Goldman Sachs Group Inc.	1/3/25	$1,240
BRL	4,447,945	USD	718,303	Goldman Sachs Group Inc.	1/3/25	1,251
BRL	10,094,700	USD	1,630,202	Goldman Sachs Group Inc.	1/3/25	2,839
BRL	18,953,674	USD	3,244,270	Goldman Sachs Group Inc.	1/3/25	(178,094)
USD	723,761	BRL	4,447,945	Goldman Sachs Group Inc.	1/3/25	4,208
USD	724,307	BRL	4,411,029	Goldman Sachs Group Inc.	1/3/25	10,725
USD	1,662,720	BRL	10,094,700	Goldman Sachs Group Inc.	1/3/25	29,679
USD	3,060,845	BRL	18,953,674	Goldman Sachs Group Inc.	1/3/25	(5,330)
EUR	1,823,134	USD	2,000,124	Bank of America N.A.	1/16/25	(110,427)
GBP	1,844,438	USD	2,355,685	Bank of America N.A.	1/16/25	(46,949)
GBP	2,836,128	USD	3,580,895	Bank of America N.A.	1/16/25	(30,833)
USD	94,787	EUR	89,766	Bank of America N.A.	1/16/25	1,744
USD	1,910,727	EUR	1,733,368	Bank of America N.A.	1/16/25	114,072
USD	6,130,769	GBP	4,680,566	Bank of America N.A.	1/16/25	271,971
GBP	1,716,012	USD	2,167,092	Citibank N.A.	1/16/25	(19,110)
USD	2,182,752	GBP	1,716,012	Citibank N.A.	1/16/25	34,771
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Corporate Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	404,350,486	USD	2,764,223	JPMorgan Chase & Co.	1/16/25	$(189,502)
MXN	44,157,497	USD	2,252,072	JPMorgan Chase & Co.	1/16/25	(140,473)
USD	416,275	JPY	62,472,245	JPMorgan Chase & Co.	1/16/25	18,480
USD	708,277	JPY	106,409,986	JPMorgan Chase & Co.	1/16/25	30,706
USD	793,228	JPY	124,683,143	JPMorgan Chase & Co.	1/16/25	(698)
USD	1,012,049	MXN	20,850,597	JPMorgan Chase & Co.	1/16/25	14,979
USD	1,141,792	MXN	23,306,900	JPMorgan Chase & Co.	1/16/25	27,263
BRL	4,411,029	USD	720,462	Goldman Sachs Group Inc.	2/4/25	(11,132)
Net unrealized depreciation on open forward foreign currency contracts						$(168,620)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At December 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at December 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Calpine Corp., 5.125%, due 3/15/28	$5,000,000	12/20/29	1.482%	5.000% quarterly	$766,194	$710,691	$55,503

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

 Western Asset Corporate Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $715,907,725)	$686,354,765
Investments in affiliated securities, at value (Cost — $3,229,676)	3,229,676
Foreign currency, at value (Cost — $1,614)	420
Cash	2,495,556
Interest receivable	9,057,589
Deposits with brokers for centrally cleared swap contracts	4,530,000
Deposits with brokers for open futures contracts	4,227,872
Receivable for Fund shares sold	700,481
Unrealized appreciation on forward foreign currency contracts	563,928
Deposits with brokers for OTC derivatives	130,000
Dividends receivable from affiliated investments	6,630
Receivable from brokers — net variation margin on centrally cleared swap contracts	65
Other assets	1,226
Prepaid expenses	39,339
Total Assets	711,337,547
Liabilities:
Payable for Fund shares repurchased	3,294,911
Unrealized depreciation on forward foreign currency contracts	732,548
Distributions payable	234,765
Payable to brokers — net variation margin on open futures contracts	232,775
Investment management fee payable	206,664
Service and/or distribution fees payable	64,866
Trustees’ fees payable	5,902
Accrued expenses	331,789
Total Liabilities	5,104,220
Total Net Assets	$706,233,327
Net Assets:
Par value (Note 7)	$675
Paid-in capital in excess of par value	955,390,007
Total distributable earnings (loss)	(249,157,355)
Total Net Assets	$706,233,327
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

Net Assets:
Class A	$254,776,679
Class C	$8,344,940
Class C1	$250,254
Class I	$436,858,402
Class P	$6,003,052
Shares Outstanding:
Class A	24,347,778
Class C	797,609
Class C1	24,085
Class I	41,758,924
Class P	574,349
Net Asset Value:
Class A (and redemption price)	$10.46
Class C*	$10.46
Class C1*	$10.39
Class I (and redemption price)	$10.46
Class P (and redemption price)	$10.45
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.87

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$52,362,950
Dividends from affiliated investments	187,974
Dividends from unaffiliated investments	169,880
Total Investment Income	52,720,804
Expenses:
Investment management fee (Note 2)	4,235,557
Transfer agent fees (Notes 2 and 5)	1,263,215
Service and/or distribution fees (Notes 2 and 5)	774,095
Registration fees	121,839
Fund accounting fees	83,180
Shareholder reports	47,884
Audit and tax fees	45,429
Legal fees	36,546
Trustees’ fees	24,930
Commitment fees (Note 9)	9,037
Insurance	8,265
Custody fees	558
Miscellaneous expenses	14,723
Total Expenses	6,665,258
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(479,498)
Net Expenses	6,185,760
Net Investment Income	46,535,044
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(17,212,738)
Futures contracts	1,705,406
Swap contracts	(1,362,124)
Forward foreign currency contracts	(1,063,391)
Foreign currency transactions	(76)
Net Realized Loss	(17,932,923)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	17,063,878
Futures contracts	(15,217,348)
Swap contracts	1,163,623
Forward foreign currency contracts	(1,241,691)
Foreign currencies	(157,857)
Change in Net Unrealized Appreciation (Depreciation)	1,610,605
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(16,322,318)
Increase in Net Assets From Operations	$30,212,726
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$46,535,044	$49,634,107
Net realized loss	(17,932,923)	(102,632,908)
Change in net unrealized appreciation (depreciation)	1,610,605	132,223,692
Increase in Net Assets From Operations	30,212,726	79,224,891
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(45,386,071)	(52,184,941)
Return of capital	(2,564,843)	—
Decrease in Net Assets From Distributions to Shareholders	(47,950,914)	(52,184,941)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	192,730,522	302,997,979
Reinvestment of distributions	44,781,450	48,601,823
Cost of shares repurchased	(544,295,668)	(602,819,373)
Decrease in Net Assets From Fund Share Transactions	(306,783,696)	(251,219,571)
Decrease in Net Assets	(324,521,884)	(224,179,621)
Net Assets:
Beginning of year	1,030,755,211	1,254,934,832
End of year	$706,233,327	$1,030,755,211
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.78	$10.52	$13.11	$13.67	$12.90
Income (loss) from operations:
Net investment income	0.50	0.47	0.35	0.32	0.38
Net realized and unrealized gain (loss)	(0.30)	0.28	(2.55)	(0.43)	0.98
Total income (loss) from operations	0.20	0.75	(2.20)	(0.11)	1.36
Less distributions from:
Net investment income	(0.49)	(0.49)	(0.38)	(0.35)	(0.43)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.52)	(0.49)	(0.39)	(0.45)	(0.59)
Net asset value, end of year	$10.46	$10.78	$10.52	$13.11	$13.67
Total return[2]	1.98%	7.41%	(16.86)%	(0.72)%	10.80%
Net assets, end of year (millions)	$255	$263	$253	$329	$328
Ratios to average net assets:
Gross expenses	0.89%	0.88%	0.89%	0.87%	0.91%
Net expenses[3,4]	0.89	0.88	0.89	0.87	0.90
Net investment income	4.73	4.47	3.11	2.40	2.92
Portfolio turnover rate	102%[5]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.78	$10.52	$13.11	$13.66	$12.90
Income (loss) from operations:
Net investment income	0.43	0.40	0.27	0.23	0.29
Net realized and unrealized gain (loss)	(0.30)	0.28	(2.54)	(0.42)	0.97
Total income (loss) from operations	0.13	0.68	(2.27)	(0.19)	1.26
Less distributions from:
Net investment income	(0.43)	(0.42)	(0.31)	(0.26)	(0.34)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)
Return of capital	(0.02)	—	—	—	—
Total distributions	(0.45)	(0.42)	(0.32)	(0.36)	(0.50)
Net asset value, end of year	$10.46	$10.78	$10.52	$13.11	$13.66
Total return[2]	1.21%	6.70%	(17.42)%	(1.41)%	10.06%
Net assets, end of year (000s)	$8,345	$9,376	$10,346	$14,032	$14,328
Ratios to average net assets:
Gross expenses	1.55%	1.55%	1.56%	1.56%	1.57%
Net expenses[3,4]	1.55	1.55	1.56	1.56	1.57
Net investment income	4.06	3.78	2.42	1.72	2.24
Portfolio turnover rate	102%[5]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.71	$10.45	$13.03	$13.58	$12.82
Income (loss) from operations:
Net investment income	0.45	0.41	0.29	0.25	0.32
Net realized and unrealized gain (loss)	(0.31)	0.29	(2.53)	(0.42)	0.97
Total income (loss) from operations	0.14	0.70	(2.24)	(0.17)	1.29
Less distributions from:
Net investment income	(0.44)	(0.44)	(0.33)	(0.28)	(0.37)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)
Return of capital	(0.02)	—	—	—	—
Total distributions	(0.46)	(0.44)	(0.34)	(0.38)	(0.53)
Net asset value, end of year	$10.39	$10.71	$10.45	$13.03	$13.58
Total return[2]	1.35%	6.84%	(17.21)%	(1.20)%	10.24%
Net assets, end of year (000s)	$250	$233	$236	$324	$979
Ratios to average net assets:
Gross expenses	1.53%	1.54%	1.84%	1.61%	1.48%
Net expenses[3,4]	1.40	1.40	1.40	1.40	1.40
Net investment income	4.22	3.95	2.62	1.93	2.46
Portfolio turnover rate	102%[5]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.78	$10.52	$13.11	$13.67	$12.90
Income (loss) from operations:
Net investment income	0.54	0.50	0.39	0.36	0.43
Net realized and unrealized gain (loss)	(0.30)	0.29	(2.55)	(0.42)	0.98
Total income (loss) from operations	0.24	0.79	(2.16)	(0.06)	1.41
Less distributions from:
Net investment income	(0.53)	(0.53)	(0.42)	(0.40)	(0.48)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.56)	(0.53)	(0.43)	(0.50)	(0.64)
Net asset value, end of year	$10.46	$10.78	$10.52	$13.11	$13.67
Total return[2]	2.23%	7.76%	(16.57)%	(0.40)%	11.19%
Net assets, end of year (millions)	$437	$749	$982	$1,118	$706
Ratios to average net assets:
Gross expenses	0.62%	0.59%	0.60%	0.59%	0.61%
Net expenses[3,4]	0.55	0.55	0.55	0.55	0.55
Net investment income	5.04	4.77	3.48	2.69	3.27
Portfolio turnover rate	102%[5]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class P Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.77	$10.51	$13.09	$13.65	$12.89
Income (loss) from operations:
Net investment income	0.48	0.44	0.33	0.29	0.37
Net realized and unrealized gain (loss)	(0.30)	0.29	(2.54)	(0.42)	0.96
Total income (loss) from operations	0.18	0.73	(2.21)	(0.13)	1.33
Less distributions from:
Net investment income	(0.47)	(0.47)	(0.36)	(0.33)	(0.41)
Net realized gains	—	—	(0.01)	(0.10)	(0.16)
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.50)	(0.47)	(0.37)	(0.43)	(0.57)
Net asset value, end of year	$10.45	$10.77	$10.51	$13.09	$13.65
Total return[2]	1.67%	7.18%	(16.98)%	(1.01)%	10.63%
Net assets, end of year (000s)	$6,003	$8,614	$9,836	$13,586	$16,119
Ratios to average net assets:
Gross expenses	1.10%	1.10%	1.09%	1.09%	1.08%
Net expenses[3,4]	1.10	1.10	1.09	1.09	1.08
Net investment income	4.51	4.23	2.90	2.19	2.85
Portfolio turnover rate	102%[5]	77%	79%	63%	98%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Corporate Bond Fund 2024 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$97,601,934	$636,257	$98,238,191
Financials	—	169,460,414	0 *	169,460,414
Other Corporate Bonds & Notes	—	310,012,885	—	310,012,885
Sovereign Bonds	—	34,446,874	—	34,446,874
Asset-Backed Securities	—	30,168,261	—	30,168,261
Collateralized Mortgage Obligations	—	18,900,803	—	18,900,803
Senior Loans	—	10,906,286	—	10,906,286
Municipal Bonds	—	5,284,023	—	5,284,023
Mortgage-Backed Securities	—	4,524,268	—	4,524,268
Preferred Stocks:
Financials	$2,298,181	391,091	—	2,689,272
U.S. Government & Agency Obligations	—	1,723,488	—	1,723,488
Total Long-Term Investments	2,298,181	683,420,327	636,257	686,354,765
Short-Term Investments†	3,229,676	—	—	3,229,676
Total Investments	$5,527,857	$683,420,327	$636,257	$689,584,441
Other Financial Instruments:
Futures Contracts††	$797,770	—	—	$797,770
Forward Foreign Currency Contracts††	—	$563,928	—	563,928
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	55,503	—	55,503
Total Other Financial Instruments	$797,770	$619,431	—	$1,417,201
Total	$6,325,627	$684,039,758	$636,257	$691,001,642
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,604,237	—	—	$3,604,237
Forward Foreign Currency Contracts††	—	$732,548	—	732,548
Total	$3,604,237	$732,548	—	$4,336,785

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Western Asset Corporate Bond Fund 2024 Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2024, the total notional value of all credit default swaps to sell protection was $5,000,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
For average notional amounts of swaps held during the year ended December 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have

Western Asset Corporate Bond Fund 2024 Annual Report

credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

Western Asset Corporate Bond Fund 2024 Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $732,548. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of December 31, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $130,000 which could be used to reduce the required payment.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

Western Asset Corporate Bond Fund 2024 Annual Report

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(20,146)	$20,146
(a)
Reclassifications are due to book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $479,498, which included an affiliated money market fund waiver of $3,826.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2025	$346	$317,325
Expires December 31, 2026	302	475,370
Total fee waivers/expense reimbursements subject to recapture	$648	$792,695
For the year ended December 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $16,143 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Corporate Bond Fund 2024 Annual Report

For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$9,257
CDSCs	1,885
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$640,924,165	$284,731,449
Sales	909,471,472	305,075,409
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$730,838,510	$8,938,829	$(50,192,898)	$(41,254,069)
Futures contracts	—	797,770	(3,604,237)	(2,806,467)
Forward foreign currency contracts	—	563,928	(732,548)	(168,620)
Swap contracts	710,691	55,503	—	55,503
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$797,770	—	—	$797,770
Forward foreign currency contracts	—	$563,928	—	563,928
Centrally cleared swap contracts[3]	—	—	$55,503	55,503
Total	$797,770	$563,928	$55,503	$1,417,201
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$3,604,237	—	$3,604,237
Forward foreign currency contracts	—	$732,548	732,548
Total	$3,604,237	$732,548	$4,336,785

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$1,705,406	—	—	$1,705,406
Swap contracts	—	—	$(1,362,124)	(1,362,124)
Forward foreign currency contracts	—	$(1,063,391)	—	(1,063,391)
Total	$1,705,406	$(1,063,391)	$(1,362,124)	$(720,109)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(15,217,348)	—	—	$(15,217,348)
Swap contracts	—	—	$1,163,623	1,163,623
Forward foreign currency contracts	—	$(1,241,691)	—	(1,241,691)
Total	$(15,217,348)	$(1,241,691)	$1,163,623	$(15,295,416)
During the year ended December 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$331,511,779
Futures contracts (to sell)	97,042,630
Forward foreign currency contracts (to buy)	20,384,176
Forward foreign currency contracts (to sell)	14,703,558

Western Asset Corporate Bond Fund 2024 Annual Report

Average Notional Balance
Credit default swap contracts (buy protection)†	$13,467,392
Credit default swap contracts (sell protection)	7,581,353

†	At December 31, 2024, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$387,787	$(188,209)	$199,578	—	$199,578
Citibank N.A.	34,771	(19,110)	15,661	—	15,661
Goldman Sachs Group Inc.	49,942	(194,556)	(144,614)	$130,000	(14,614)
JPMorgan Chase & Co.	91,428	(330,673)	(239,245)	—	(239,245)
Total	$563,928	$(732,548)	$(168,620)	$130,000	$(38,620)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$645,479	$380,433
Class C	88,781	5,480
Class C1	1,687	798
Class I	—	868,566
Class P	38,148	7,938
Total	$774,095	$1,263,215
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,013
Class C	35
Class C1	303
Class I	478,117
Class P	30
Total	$479,498
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$11,929,295	$11,856,633
Class C	354,236	382,002
Class C1	9,995	10,209
Class I	32,756,306	39,528,196
Class P	336,239	407,901
Total	$45,386,071	$52,184,941
Return of Capital:
Class A	$674,145	—
Class C	20,018	—
Class C1	565	—
Class I	1,851,114	—
Class P	19,001	—
Total	$2,564,843	—
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Corporate Bond Fund 2024 Annual Report

Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,495,899	$37,229,935	3,418,135	$35,775,152
Shares issued on reinvestment	1,148,949	12,208,137	1,095,402	11,471,173
Shares repurchased	(4,708,056)	(50,104,934)	(4,130,902)	(43,268,767)
Net increase (decrease)	(63,208)	$(666,862)	382,635	$3,977,558
Class C
Shares sold	120,025	$1,282,269	130,025	$1,364,239
Shares issued on reinvestment	31,438	333,812	32,210	337,480
Shares repurchased	(223,440)	(2,382,334)	(276,375)	(2,883,872)
Net decrease	(71,977)	$(766,253)	(114,140)	$(1,182,153)
Class C1
Shares sold	1,703	$17,989	1,785	$18,575
Shares issued on reinvestment	1,001	10,560	975	10,142
Shares repurchased	(346)	(3,593)	(3,573)	(35,277)
Net increase (decrease)	2,358	$24,956	(813)	$(6,560)
Class I
Shares sold	14,505,133	$153,800,866	25,185,776	$265,498,715
Shares issued on reinvestment	3,003,263	31,890,922	3,467,177	36,390,927
Shares repurchased	(45,246,574)	(488,692,233)	(52,508,967)	(554,474,961)
Net decrease	(27,738,178)	$(303,000,445)	(23,856,014)	$(252,585,319)
Class P
Shares sold	37,437	$399,463	32,312	$341,298
Shares issued on reinvestment	31,853	338,019	37,449	392,101
Shares repurchased	(294,568)	(3,112,574)	(206,329)	(2,156,496)
Net decrease	(225,278)	$(2,375,092)	(136,568)	$(1,423,097)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Corporate Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$28,530,796	$179,653,901	179,653,901	$204,955,021	204,955,021

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$187,974	—	$3,229,676
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$45,386,071	$52,184,941
Tax return of capital	2,564,843	—
Total distributions paid	$47,950,914	$52,184,941

Western Asset Corporate Bond Fund 2024 Annual Report

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(207,722,516)
Other book/tax temporary differences(a)	2,740,322
Unrealized appreciation (depreciation)(b)	(44,175,161)
Total distributable earnings (loss) — net	$(249,157,355)

*
These capital losses have been deferred in the current year as either short-term or long-term losses.  The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to  the realization for tax purposes of unrealized gains
(losses) on certain futures and foreign currency contracts, the difference between cash and accrual basis distributions paid and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and the difference between the book and tax cost basis of investments in partnerships.

11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
Western Asset Corporate Bond Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Corporate Bond Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Corporate Bond Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$107,306
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$107,306
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$29,453,576
Qualified Business Income Dividends Earned	§199A	$49,647
Section 163(j) Interest Earned	§163(j)	$50,332,810
Interest Earned from Federal Obligations	Note (1)	$186,237
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Corporate Bond Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Corporate Bond Fund

Western Asset
Corporate Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Corporate Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Corporate Bond Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90005-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2025